As filed with the Securities and Exchange Commission on March 30, 2010

File No. 33-45961

File No. 811-6569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 67

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 67	☒

IVY FUNDS, INC.

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Kristen A. Richards,

6300 Lamar Avenue,

Shawnee Mission, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 1, 2010 pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A (Registration Statement) for Ivy Funds, Inc. (Registrant) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (1933 Act) solely for the purpose of delaying, until April 1, 2010, the effectiveness of Post-Effective Amendment No. 65, which was filed with the Commission via EDGAR Accession No. 0001193125-10-016824 on January 29, 2010 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

This Post-Effective Amendment No. 67 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 65 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 67 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 67 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 30th day of March, 2010.

IVY FUNDS, INC.

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, this Post-Effective Amendment No. 67 has been signed below by the following persons in the capacities and on the 30th day of March, 2010.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Director
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Director
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Jarold W. Boettcher*	Director
Jarold W. Boettcher

/s/James D. Gressett*	Director
James D. Gressett

/s/Glendon E. Johnson, Jr.*	Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Director
Eleanor B. Schwartz

/s/Michael G. Smith*	Director
Michael G. Smith

/s/Edward M. Tighe*	Director
Edward M. Tighe

*By:	/s/Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST:	/s/Mara D. Herrington
Mara D. Herrington
Secretary